Commitments and Contingencies (Details) - Schedule of Maturities of Lease Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturities of Lease Liabilities [Abstract]
2024	$ 268,046
2025	184,128
2026	172,841
2027	172,841
2028 and thereafter	86,420
Total lease payments	884,276
Less: imputed interest	(76,120)
Present value of lease liabilities	$ 808,156	$ 1,702,478